BANK LOANS AND OTHER BORROWINGS (Details Textual)		12 Months Ended
	Feb. 13, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement1 [Line Items]
Restricted Cash and Cash Equivalents		$ 6,649,000	$ 9,304,000
Carrying value Security charge		346,602,000	406,805,000
Borrowings		245,666,000	278,432,000
Line credit facility		275,000,000
Cash and cash equivalents		104,243,000	37,942,000	$ 32,527,000	$ 33,498,000
Other borrowings		76,786,000	$ 57,014,000
Base Networth to be maintained		$ 200,000,000
Shares In Subsidiary [Member]
Statement1 [Line Items]
Borrowings Security Coverage Ratio		1.30
Top of range [member]
Statement1 [Line Items]
Debt ratio		75.00%	80.00%
Bottom of range [member]
Statement1 [Line Items]
Restricted Cash and Cash Equivalents		$ 30,000,000	$ 30,000,000
January Two Thousand Twenty To December Two Thousand And Twenty [Member]
Statement1 [Line Items]
Base Networth to be maintained			225,000,000
Percentage of positive retained earnings in addition to base net worth to be maintained		25.00%
Percentage of capital raise in addition to base networth and positive retained earnings to be maintained		50.00%
Other Borrowings [Member]
Statement1 [Line Items]
Carrying value Security charge		$ 89,827,000	67,265,000
Secured term facility		87,550,000	$ 62,550,000
Borrowings, adjustment to interest rate basis			1.70%
Other borrowings		$ 76,786,000	$ 57,014,000
Other Borrowings [Member] | Three Month LIBOR [Member]
Statement1 [Line Items]
Borrowings, adjustment to interest rate basis		1.75%
Variable interest rate [Member]
Statement1 [Line Items]
Weighted average effective interest rate		3.82%	3.71%
Senior Secured Credit Facility one [Member]
Statement1 [Line Items]
Borrowings		$ 13,768,000,000	$ 21,821,000
Borrowing facility fee		594,000	829,000
Line of credit facility fee		$ 1,750,000
Borrowings, interest rate		2.95%
Senior Secured Credit Facility one [Member] | Lender Swap [Member]
Statement1 [Line Items]
Additional facility fees paid		$ 164,000,000
Senior Secured Credit Facility Three [Member]
Statement1 [Line Items]
Borrowings		1,893,000	3,154,000
Borrowing facility fee		9,000	15,000
Line of credit facility fee		$ 32,000
Borrowings, interest rate		2.00%
Senior Secured Credit Facility Four [Member]
Statement1 [Line Items]
Borrowings		$ 25,223,000
Borrowing facility fee		227,000
Line of credit facility fee		$ 373,000
Borrowings, interest rate		3.20%
Senior Secured Credit Facility Five [Member]
Statement1 [Line Items]
Borrowings		$ 26,672,000	28,752,000
Borrowing facility fee		105,000	127,000
Cash and cash equivalents		9,524,000	12,623,000
Line of credit facility fee		78,600
Secured term facility		$ 15,720,000
Borrowings, interest rate		2.00%
Senior Secured Credit Facility Six [Member]
Statement1 [Line Items]
Borrowings		$ 115,375,000,000	104,687,000,000
Borrowing facility fee		1,651,000,000	1,346,000,000
Line of credit facility fee		$ 1,634,137,000
Borrowings, interest rate		3.10%
Number of vessels to be purchased		11
Senior Secured Credit Facility Six [Member] | Amendment Of Finance Agreement [Member]
Statement1 [Line Items]
Additional borrowing capacity eligible to be availed		$ 23,031,000,000
Senior Secured Credit Facility Six [Member] | Second Drawdown [Member] | Amendment Of Finance Agreement [Member]
Statement1 [Line Items]
Additional facility fees paid		691,000,000
Senior Secured Credit Facility Seven [Member]
Statement1 [Line Items]
Borrowings		11,172,000	12,249,000,000
Borrowing facility fee		82,000	$ 108,000,000
Line of credit facility fee		$ 131,300
Borrowings, interest rate		2.75%
Number of vessels to be purchased		1
Non Bank Senior Secured Term Loan Facility One [Member] | Shares In Subsidiary [Member]
Statement1 [Line Items]
Borrowings	$ 35,833,000	$ 25,532,000
Borrowing facility fee		$ 339,000
Borrowings, interest rate	7.50%
Borrowings maturity	13 June 2021
Loan Foreclosure Charges Percentage	4.00%